Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets	Intangible assets consisted of the following:
	June 30, 2024	December 31, 2023
	US$	US$
Land use rights*	714,558	4,222,682
Patents	27,521	28,170
Software	12,086	12,371
Trademarks	115,584	118,309
Total	869,749	4,381,532
Less: accumulated amortization	(417,088)	(465,615)
Intangible assets, net	452,661	3,915,917
*	As the Company no longer exercises control over Hainan Guoxie, the balance no longer includes $3,354,068 land use rights owned by Hainan Guoxie.

Schedule of Company’s Amortization Expenses	The following table sets forth the Company’s future amortization expenses as of June 30, 2024:
For the six months ending December 31,
2024	$7,669
For the years ending December 31,
2025	15,600
2026	14,291
2027	14,291
2028	14,291
Thereafter	386,519
$452,661